Jun. 17, 2016
UBS Select Tax-Free Investor Fund
UBS Select Tax-Free Investor Fund

Money Market Funds	Prospectus and SAI Supplement

UBS Money Series

UBS Select Tax-Free Investor Fund

Supplement to the Prospectuses dated August 28, 2015 and January 11, 2016 and Statement of Additional Information dated March 29, 2016, as supplemented

June 17, 2016

Dear Investor:

Shareholders of any of the funds named above receiving this notice who are not natural persons will be redeemed from the fund(s) by August 24, 2016 and will no longer be permitted to buy shares of these funds as discussed below.

Effective on or before October 14, 2016, each of UBS Prime Preferred Fund, UBS Prime Reserves Fund, UBS Prime Investor Fund, UBS Select Tax-Free Preferred Fund, UBS Select Tax-Free Institutional Fund and UBS Select Tax-Free Investor Fund (each, a “Fund” and together, the “Funds”) intends to qualify as a “retail money market fund” as that term is defined in Rule 2a-7 under the Investment Company Act of 1940. A retail money market fund is defined as a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Effective October 14, 2016, or with respect to accounts held with certain intermediaries, as early as June 27, 2016, only accounts beneficially owned by natural persons will be permitted to purchase shares of the Funds.

To facilitate a money market fund’s qualification as a retail money market fund, the Securities and Exchange Commission (“SEC”) provided exemptive relief that permits a prospective retail money market fund to involuntarily redeem accounts that are not beneficially owned by natural persons upon 60 days’ written notice. In accordance with the SEC’s exemptive relief, each Fund intends to have redeemed all accounts that are not beneficially owned by natural persons on or before August 24, 2016. Prior to that date, UBS Asset Management (US) Inc., the Funds’ principal underwriter, and authorized financial intermediaries will be required to take steps to remove any shareholder accounts that are not beneficially owned by natural persons and must notify the Funds of any such accounts that continue to own shares of the Funds.

Neither a Fund, UBS Asset Management (Americas) Inc. nor UBS Asset Management (US) Inc. will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-818